Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Accounts receivable	$ 2,000	$ 2,000	$ 2,000
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, shares authorized	0	185,180,248	162,829,195
Temporary Equity, shares issued	0	182,934,257	160,583,203
Temporary Equity, shares outstanding	0	182,934,257	160,583,203
Temporary Equity liquidation value	$ 0	$ 17,492,964
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	299,771,284	240,180,600
Common stock, shares issued	322,170,484	22,961,032	11,918,418
Common stock, shares outstanding	322,170,484	22,961,032	11,918,418
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares outstanding	0	0
Preferred stock, shares issued	0	0
Previously Reported [Member]
Temporary Equity liquidation value		$ 693,548	$ 563,753